Fair Value - narrative items (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) equity_investment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair Value - Other Details [Line Items]
Funds held directly managed investments carried at fair value		$ 300,445,000
Cash and cash equivalents	$ 877,907,000	1,772,012,000	$ 1,773,328,000	$ 1,577,097,000
Accrued investment income	115,735,000	120,805,000
Transfers between level 1 and level 2	$ 0	0
Number of Equity Investments transfered into level 3 | equity_investment	4
Funds held directly managed
Fair Value - Other Details [Line Items]
Cash and cash equivalents		74,000,000
Accrued investment income		3,000,000
Other net assets		47,000,000
Other invested assets | Private equities
Fair Value - Other Details [Line Items]
Transfers into level 3	$ 31,000,000
Other invested assets | Trading securities
Fair Value - Other Details [Line Items]
Carrying amount of other invested assets not at fair value	704,000,000	746,000,000
Corporate bonds
Fair Value - Other Details [Line Items]
Funds held directly managed investments carried at fair value		$ 41,090,000
Corporate bonds | Fixed Maturities [Member]
Fair Value - Other Details [Line Items]
Transfers into level 3	$ 25,000,000